DISCONTINUED OPERATIONS - Balance sheet (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total current assets classified as held-for-sale	¥ 2,823,278
Total non-current assets classified as held-for-sale	5,895,325
Total current liabilities classified as held-for-sale	6,630,254
Total non-current liabilities classified as held-for-sale	1,671,476
Held for sale | Store+
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Cash and cash equivalents	216,060
Restricted cash	104,103
Short-term investments	40,276
Accounts and notes receivable, net	157,901
Prepayments and other current assets	1,722,782
Amount due from related parties	91,986
Inventories	49,879
Non-current deposits	4,753
Operating lease right-of-use assets	126,937
Property and equipment, net	11,699
Intangible assets, net	95,234
Goodwill	201,668
Total current assets classified as held-for-sale	2,823,278
Restricted cash	376,535
Non-current deposits	31,756
Operating lease right-of-use assets	1,985,063
Property and equipment, net	3,257,121
Intangible assets, net	3,227
Goodwill	241,623
Total non-current assets classified as held-for-sale	5,895,325
Accounts and notes payable	2,675,514
Accrued expenses and other liabilities	1,118,806
Customer advances and deposits and deferred revenue	1,246,268
Operating lease liabilities	610,547
Amount due to related parties	6,376
Short-term bank loans	949,250
Other non-current liabilities	23,493
Total current liabilities classified as held-for-sale	6,630,254
Operating lease liabilities	1,603,655
Other noncurrent liabilities	67,821
Total non-current liabilities classified as held-for-sale	¥ 1,671,476